Equity incentive plan (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity Incentive Plan
Schedule Of Fair Value Of Incentive Grants

	As of December 31,
	2021	2020
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	1.40%	2.20%
Expected life in years	3.00	3.00
Expected volatility	48.20%	28.70%

Schedule Of Incentive Unit Activity

Units
Outstanding - December 31, 2021	3,084,650
Granted	-
Forfeited/redeemed	-
Outstanding – June 30, 2022	3,084,650
Vested – June 30, 2022	2,921,918

Units
Outstanding - January 1, 2020	2,848,050
Granted	176,117
Forfeited/redeemed	(6,976)
Outstanding - December 31, 2020	3,017,191
Granted	214,642
Forfeited/redeemed	(147,183)
Outstanding - December 31, 2021	3,084,650

Vested - December 31, 2021	2,886,439

Schedule Of Non vested Incentive Units

	Units	Weighted Average Grant Date Fair Value
Nonvested - December 31, 2021	198,210	$10.25
Granted	-	-
Vested	(35,479)	5.19
Forfeited/redeemed	-	-
Nonvested - June 30, 2022	162,731	$11.36

	Units	Weighted Average Grant Date Fair Value
Nonvested - January 1, 2020	244,964	3.49
Granted	176,117	4.08
Vested	(138,659)	3.37
Forfeited/redeemed	(6,976)	4.08
Nonvested - December 31, 2020	275,446	3.91
Granted	214,642	13.40
Vested	(144,695)	3.75
Forfeited/redeemed	(147,183)	9.36
Nonvested - December 31, 2021	198,210	$10.25